Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended December 31, 2024, 2023 and 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that 2024 compensation decisions for the PEO and Non-PEOs are reflective of the firm’s overall operating, strategic, financial and stock price performance and thus aligned with shareholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net Income ($)

2024	$578,000	$634,600	$299,823	$702,013	$204	$8,984,000
2023	$532,000	$637,120	$282,711	$282,711	$119	$5,296,000
2022	$475,462	$411,022	$241,526	$241,526	$100	$4,429,000

PEO Total Compensation Amount	$ 578,000	$ 532,000	$ 475,462
PEO Actually Paid Compensation Amount	$ 634,600	637,120	411,022
Adjustment To PEO Compensation, Footnote
(1)

Dayton Judd served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations

Adjustments to Determine Compensation “Actually Paid”	2024	2023	2022
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-	$-	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	-	86,980	(36,720)
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	56,600	18,140	(27,720)
Total Adjustments	$56,600	$105,120	$(64,440)

Non-PEO NEO Average Total Compensation Amount	$ 299,823	282,711	241,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 702,013	282,711	241,526
Adjustment to Non-PEO NEO Compensation Footnote
(2)

For the year ended December 31, 2024, Ryan Hansen and Patrick Ryan were our other NEOs. The following amounts were added and deducted from the Average Summary Compensation Total amount to determine the average compensation actually paid to the our other NEOs in accordance with SEC regulations:

Adjustments to Determine Average Compensation “Actually Paid”	2024
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	192,400
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	209,790
Total Adjustments	$402,190

Total Shareholder Return Amount	$ 204	119	100
Net Income (Loss)	8,984,000	5,296,000	4,429,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,600	105,120	(64,440)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	86,980	(36,720)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,600	18,140	(27,720)
PEO | Adjustment for Equity Awards, Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment for Equity Awards, Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,190
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,790
Non-PEO NEO | Adjustment for Equity Awards, Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment for Equity Awards, Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0